Convertible Senior Notes - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended
	Sep. 30, 2011	May 31, 2011	Apr. 15, 2011	Mar. 31, 2011	Apr. 15, 2008	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal amount of certain Existing Notes exchanged with the New Notes							$ 31,900,000
Convertible Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes					400,000,000
Convertible Senior Notes, interest rate					4.75%
Net proceeds from offering of Convertible Senior Notes					388,743,000
Convertible Senior Notes, maturity date					Apr. 15, 2013
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)					25.4534
Convertible Senior Notes, conversion price per ADS					$ 39.29
Repurchase of Senior Convertible Notes (in integral multiples of US$1000) in whole or in part for cash in fundamental change, percentage of principal			100.00%		100.00%
Number of consecutive trading days used in conversion analysis					30 days
Repurchased aggregate principle amount of Convertible Senior Notes	10,832,000	200,000	351,775,000	5,400,000			8,000,000
Cash consideration for repurchase of Convertible Senior Notes	7,393,000	200,000		5,397,000			7,719,000
Debt issuance costs and debt discount, amount of written off	850,000			7,000			88,000
Gain on repurchase of Convertible Senior Notes	2,585,000	2,585,000		2,585,000			193,000
Remaining lives of convertible senior note						1 year 106 days
Convertible Senior Notes | Semi Annual Payment, First Payment
Debt Instrument [Line Items]
Convertible Senior Notes, interest payment period					--04-15
Convertible Senior Notes | Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Convertible Senior Notes, interest payment period					--10-15
Convertible Senior Notes | For 90-day period beginning on (and including) date of registration default events
Debt Instrument [Line Items]
Additional interest rate pertaining registration default					0.25%
Convertible Senior Notes | Thereafter until the cessation of the registration default events
Debt Instrument [Line Items]
Additional interest rate pertaining registration default					0.50%
Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)					31.8167
Maximum amount of additional interest expense pertaining registration default					$ 9,000,000
Convertible Senior Notes | Minimum
Debt Instrument [Line Items]
Number of trading days in a period of 30 consecutive trading days that will cause the Convertible Senior Notes to be redeemed					20 days
Percentage of redemption price to conversion price					130.00%